Warrants (Details)	9 Months Ended
	Mar. 31, 2023 D $ / shares shares	Jun. 30, 2022 shares
Class A Common Stock
Warrants
Warrants outstanding	9,900,000
Private Placement Warrants
Warrants
Warrants outstanding	4,120,000	4,120,000
Public Warrants
Warrants
Warrants outstanding	5,750,000	5,750,000
Exercise price of warrants | $ / shares	$ 11.50
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Warrant redemption condition minimum share price | $ / shares	$ 18.00
Number of trading days on which fair market value of shares is reported | D	20
Period of time after which warrant holder may do cashless exercise	30 days
Threshold number of business days before sending notice of redemption to warrant holders | D	3
Representative Warrants
Warrants
Warrants outstanding	50,000	50,000
Exercise price of warrants | $ / shares	$ 11.50
Number of representative warrants issued	50,000
Number of shares in a unit	1
Share price trigger used to measure dilution of warrant | $ / shares	$ 11.50